Employee Benefit Plan, Subsequent Events (Details) - EBP 002 [Member] - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
Minimum [Member]
EBP, Subsequent Events [Line Items]
EBP, Participant salary deferral contribution, percentage		1.00%
Maximum [Member]
EBP, Subsequent Events [Line Items]
EBP, Participant salary deferral contribution, percentage		50.00%
Subsequent events [Member]
EBP, Subsequent Events [Line Items]
EBP, Defined contribution plan, maximum annual after-tax salary deferral contributions per employee, amount	$ 10,000
Subsequent events [Member] | Minimum [Member]
EBP, Subsequent Events [Line Items]
EBP, Participant salary deferral contribution, percentage	1.00%
Subsequent events [Member] | Maximum [Member]
EBP, Subsequent Events [Line Items]
EBP, Participant salary deferral contribution, percentage	75.00%